Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Thousands			10 Months Ended		12 Months Ended
		Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]				$ 880,507		$ 0	$ 0
Dividends					890,000	[2]	83,000	97,000
Cash dividends paid					379,333		83,000	97,000
Investments dividends paid					510,667
Goodwill impairment					17,285		0	0
Capital contribution from affiliated entity					54,271
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		$ 884,357
Contingent consideration		15,200			15,200
Additional cash consideration			$ 15,200	$ 15,200	15,200
Estimated gain on disposal before adjustment			604,135
Gain on disposal					$ 453,704
Deferred gain, percentage to be earned in period					90.00%
Amortization of disposal					$ 340,934
Deferred gain on disposal		491,365	$ 150,431	150,431	150,431
Amortization of deferred gain on disposal				$ 340,934	340,934
Goodwill impairment					17,285
Pre-tax income on disposal					14,025		72,764	73,038
Assurant Employee Benefits | Parent Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		926,174
Contingent consideration		$ 16,000
Retained Earnings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends					$ 376,018	[2]	$ 83,000	$ 97,000

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions.
[2]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.